Income tax expense - Details of Temporary differences unused tax losses and credits (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ 77,500		₩ (138,709)		₩ (114,163)
Changes in deferred tax liability (asset) [abstract]
Business combination	(11,593)		(1,473)
Recognized as income (expense)	(218,184)		148,880		(46,723)
Recognized as other comprehensive income (expense)	(224,668)		68,802		22,177
Ending balance	(376,945)		77,500		(138,709)
Deferred tax liability asset arising from Unused tax losses	₩ 1,998		₩ 3,536		₩ 8,838
Description of composition of other termporary differences	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ 373,145		₩ 273,356		₩ 276,495
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	(272,072)		(55,410)		(57,187)
Recognized as other comprehensive income (expense)	(258,467)		155,199		54,048
Ending balance	(157,394)		373,145		273,356
Gain on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	20,555		15,260		33,597
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	(35,357)		11,139		(17,282)
Recognized as other comprehensive income (expense)	4,430		(5,844)		(1,055)
Ending balance	(10,372)		20,555		15,260
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	10,617		(149,805)		(142,352)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	24,869		159,664		(6,755)
Recognized as other comprehensive income (expense)	326		758		(698)
Ending balance	35,812		10,617		(149,805)
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(90,330)		(82,482)		(66,228)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	(42,608)		(7,848)		(16,254)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(132,938)		(90,330)		(82,482)
Provision for loan losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(20,105)		(34,625)		(46,495)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	61,093		14,520		11,870
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	40,988		(20,105)		(34,625)
Loan and receivables written off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,926		8,244		8,221
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	1,846		(318)		23
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	9,772		7,926		8,244
Loan origination costs and fees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(169,093)		(194,463)		(170,196)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	(4,324)		25,370		(24,267)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(173,417)		(169,093)		(194,463)
Defined benefit liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	369,785		449,615		442,007
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	29,308		15,760		32,890
Recognized as other comprehensive income (expense)	28,172		(95,590)		(25,282)
Ending balance	427,265		369,785		449,615
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(450,222)		(432,001)		(424,906)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	(50,044)		(18,437)		(7,291)
Recognized as other comprehensive income (expense)	548		216		196
Ending balance	(499,718)		(450,222)		(432,001)
Provision for guarantee
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8,328		7,424		9,485
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	(54)		904		(2,061)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	8,274		8,328		7,424
Other provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	87,229		100,571		85,173
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0
Recognized as income (expense)	91,888		(13,342)		15,398
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	179,117		87,229		100,571
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(70,335)	[1],[2]	(99,803)	[2],[3]	(118,964)	[3]
Changes in deferred tax liability (asset) [abstract]
Business combination	(11,593)	[1]	(1,473)	[2]
Recognized as income (expense)	(22,729)	[1]	16,878	[2]	24,193	[3]
Recognized as other comprehensive income (expense)	323	[1]	14,063	[2]	(5,032)	[3]
Ending balance	₩ (104,334)	[1]	₩ (70,335)	[1],[2]	₩ (99,803)	[2],[3]

[1]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.
[2]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.
[3]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.